Debt and Other Financing - Schedule of Debt Instrument Carrying Amount (Parenthetical) (Detail) - 2021 Convertible Bridge Notes [Member] $ in Millions	Jun. 30, 2021 USD ($)
Mithril II LLP [Member]
Short-term Debt [Line Items]
Debt instrument face value	$ 15
VCVC [Member]
Short-term Debt [Line Items]
Debt instrument face value	$ 5